Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 12, 2025
Entity Registrant Name	dei_EntityRegistrantName	THE ADVISORS’ INNER CIRCLE FUND II
Entity Central Index Key	dei_EntityCentralIndexKey	0000890540
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 12, 2025
Document Effective Date	dei_DocumentEffectiveDate	May 12, 2025
Prospectus Date	rr_ProspectusDate	May 12, 2025
Vontobel International Equity Active ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VNIE
Risk/Return [Heading]	rr_RiskReturnHeading	VONTOBEL INTERNATIONAL EQUITY ACTIVE ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Vontobel International Equity Active ETF (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2027
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced investment operations as of the date of this prospectus, it does not have portfolio turnover information to report.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded Fund (“ETF”). Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund may invest in equity securities of issuers located outside the United States, including issuers in emerging markets countries.

The Fund will invest most of its assets in equity securities of countries included in the Morgan Stanley Capital International All Country World ex US Index (the “MSCI ACWI ex US Index”) which are generally considered to have developed markets. The Fund may invest up to 30% of its assets in equity securities issued by companies in “developing countries” or “emerging markets,” including but not limited to countries or markets such as Taiwan, Malaysia, Indonesia, Brazil, Mexico, Korea, China and India, which are included in the Morgan Stanley Capital International’s Emerging Markets Free Index. The Adviser employs diversification by country and industry in an attempt to reduce risk.

The equity securities in which the Fund invests will primarily be common stock on established securities exchanges. For purposes of the Fund’s 80% investment policy, equity securities include common stocks and securities convertible into common stocks, such as warrants, rights, convertible bonds, debentures or convertible preferred stock. The Fund may invest in securities of companies with any market capitalization and may also invest in initial public offerings (“IPOs”).

Under normal circumstances, the Fund invests in at least three countries and invests at least 75% of its total assets in securities of non-U.S. companies. The Fund considers a company to be a non-U.S. company if: (i) at least 50% of the company’s assets are located outside of the U.S.; (ii) at least 50% of the company’s revenue is generated outside of the U.S.; (iii) the company is organized, conducts its principal operations, or maintains its principal place of business or principal manufacturing facilities outside of the U.S.; or (iv) the company’s securities are traded principally outside of the U.S.

The Adviser seeks to control portfolio risk by broadly aligning countries in which it invests with the MSCI ACWI ex US Index and by investing in a range of industry sectors. The Fund’s investment portfolio will generally be fully invested at all times, and comprised of approximately 40-60 equity securities. At the time of initial purchase, the maximum position size is generally 7% of the Fund’s total assets, though position size may vary in the Adviser’s discretion.

In making investment decisions, the Adviser generally uses a bottom-up stock and business analysis approach that seeks out high quality, growing companies that are sensibly priced. These companies may exhibit qualities such as consistent operating histories and financial performance, favorable long-term economic prospects, and competent management that can be counted on to use cash flow wisely and channel successful business gains to its shareholders. The Adviser identifies an initial investable universe of a few hundred companies through a process that begins with screening for companies that meet the following main criteria: (a) free cash flow generation; (b) low or moderate debt; (c) high return on assets; (d) high return on equity; (e) high long-term rates of return on incremental capital including reinvested earnings; and (f) business and industries that are stable, transparent, understandable, and unlikely to experience major change.

The Adviser then supplements this screening process by performing an in-depth evaluation of the Adviser’s confidence of the long-term economic characteristics of each individual company and the quality of its management in terms of its ability to achieve its business goals. The Adviser seeks to identify companies whose market price is below the Adviser’s estimate of their fundamental value. To determine a company’s fundamental business value, the Adviser uses an estimate of the company’s future earnings power, which it determines by applying its own quantitative and qualitative criteria.

In deciding which portfolio securities to sell, the Adviser is guided by the target price it assigns to each company in its investable universe. The Adviser also focuses on the operating results of the portfolio companies to measure the success of an investment. In making sell decisions, the Adviser considers, among other things, whether a security’s price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power and whether, in the Adviser’s opinion, there has been a loss of a long-term competitive advantage.

The Fund considers environmental, sustainability and governance (“ESG”) characteristics and invests in companies that the Adviser believes are well-prepared to handle financially material ESG challenges. The Adviser utilizes an ESG framework in selecting investments. The ESG framework assesses a company’s ESG practices and excludes companies that violate certain international norms (such as the UN Global Compact, UN Guiding Principles on Business and Human Rights, OECD (Organization for Economic Cooperation and Development) Guidelines on Multinational Enterprises, the principles and rights set out in the eight fundamental conventions identified in the Declaration of the International Labor Organization (ILO) on Fundamental Principles and Rights at Work, and the International Bill of Human Rights) and standards or that are involved in severe controversies, unless the Adviser identifies positive steps taken by the company to resolve the violations or controversies. The Fund excludes securities of companies with any revenue exposure to controversial weapons (e.g., anti-personnel mines, cluster munitions, chemical weapons and biological weapons).

The Fund follows an active ownership approach, which takes into account relevant ESG matters. The Adviser engages directly with companies through meetings and dialogue with management and by voting on resolutions, and indirectly in collaboration with other investors. The Adviser sees these activities as a way to support the attainment of the ESG characteristics of the Fund.

In addition, the information used for the implementation of the ESG framework, and consequently the attainment of the ESG characteristics, are reviewed on a regular basis. If a security no longer complies with the criteria, the Adviser may, but is not required to, sell the security within a reasonable time period as determined by the Adviser considering prevailing market conditions and the best interests of the shareholders.

In assessing the eligibility of a company based on ESG research, the Adviser may use information and data from third party ESG data providers and companies, as well as internal analyses. The data obtained from third-party data providers or companies may be incomplete, inaccurate, or unavailable and the assumptions or models on which internal analysis rests may have flaws which render the internal assessment incomplete or inaccurate. As a result, the Adviser does not rely solely on third-party data and assesses risks and investability based on all available information. The Adviser takes ESG considerations into account as part of a qualitative framework for assessing potential risks for every investment the fund makes. It is possible that the Fund could invest in a company with less than favorable ESG factors if the company’s overall assessment is favorable taking into consideration both ESG and non-ESG factors.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available online at https://am.vontobel.com/en/strategies/exchange-traded-funds or by calling toll-free at 877-734-6278.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new, and therefore has no performance history.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-734-6278
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://am.vontobel.com/en/strategies/exchange-traded-funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Vontobel International Equity Active ETF | Equity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Vontobel International Equity Active ETF | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Vontobel International Equity Active ETF | ETF Risks
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Risks – The Fund is an ETF and, as a result of this structure, it is exposed to the following risks:

●

Trading Risk – Shares of the Fund may trade on the Exchange above (premium) or below (discount) their net asset value (“NAV”). In stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the Fund shares and the value of its underlying holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for Fund shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

●

Limited Authorized Participants, Market Makers and Liquidity Providers Risk – Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. Retail investors cannot transact directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in Fund shares. As a result of these and other considerations, Fund shares may trade at a material discount to its NAV. In addition, the Fund may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Vontobel International Equity Active ETF | Foreign Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Vontobel International Equity Active ETF | Foreign Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Currency Risk – Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, would be adversely affected.

Vontobel International Equity Active ETF | Emerging Markets Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.

Vontobel International Equity Active ETF | Investment Style Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment Style Risk – The Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes will have above-average rates of relative earnings growth and which, therefore, may experience above-average increases in stock prices. Over time, a relative growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

Vontobel International Equity Active ETF | Active Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Vontobel International Equity Active ETF | Large Capitalization Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Capitalization Company Risk – The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Vontobel International Equity Active ETF | Small- and Mid-Capitalization Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Vontobel International Equity Active ETF | Rights and Warrants Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Rights and Warrants Risk – Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Vontobel International Equity Active ETF | Convertible Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Vontobel International Equity Active ETF | IPO Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

IPO Risk – The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk, which are described elsewhere in this section.

Vontobel International Equity Active ETF | Sustainability Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sustainability Risk – Certain ESG events or conditions that, if they occur, could cause an actual or potential material negative impact on the value of an investment. Such risks include, but are not limited to: climate-related and environmental risks (such as environmental product stewardship, footprint, natural resource management, alignment with local and international targets and laws, effects of climate change on agriculture or effects of rising sea level); social risks evaluated as material for the sector (including, without limitation, matters relating to treatment and welfare of employees, supply chain management, data security and privacy, business ethics, severe human rights violation by governments or abuse of civil liberties); governance risks (including, without limitation, business ethics, rights of minority shareholders, independence of board oversight, ownership structures, related party transactions, political stability, economic, political and social framework or government effectiveness); severe sustainability controversies, and violations of international norms.

Vontobel International Equity Active ETF | ESG Integration/Active Ownership Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ESG Integration/Active Ownership Risk – The Fund intends to invest a portion of its assets in companies with higher ESG ratings. The considerations assessed as part of ESG processes may vary across types of investments and issuers and not every factor may be identified or considered for all investments. This may affect the Fund’s exposure to certain companies or industries and the Fund may forgo certain investment opportunities; however, these ratings are viewed holistically and the Fund may not forego an investment solely based upon a low score. The Fund’s results may be lower than other funds that do not seek to invest in companies based on ESG ratings and/or screen out certain companies or industries. The ability to meet ESG objectives might be affected by incomplete or inaccurate data from third-party providers. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor.

Vontobel International Equity Active ETF | Third-Party Data Provider Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Third-Party Data Provider Risk – In assessing the eligibility of a company based on ESG research, the Adviser may rely on information and data from third party ESG data providers and companies, and on internal analyses, which may be based on certain assumptions or hypothesis. The data obtained from third-party data providers or companies may be incomplete, inaccurate, or unavailable and the assumptions or models on which internal analysis rests may have flaws which render the internal assessment incomplete or inaccurate. As a result, there exists a risk that the Adviser incorrectly assesses a security or company, resulting in the incorrect inclusion or exclusion of a security in the Fund’s portfolio.

Vontobel International Equity Active ETF | New Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk – Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Vontobel International Equity Active ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
Vontobel International Equity Active ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC, or any government agency.
Vontobel International Equity Active ETF | Vontobel International Equity Active ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.51%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.11%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 249

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Vontobel Asset Management, Inc. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, class-specific expenses (including Distribution (12b-1) Fees and Shareholder Servicing Fees), dividend and interest expenses on securities sold short, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.60% of the average daily net assets of each of the Fund’s share classes until April 30, 2027. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund II (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2027.